CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (5,105,174)	$ (3,202,594)	$ (5,184,687)	$ (1,743,008)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	474,535	611,442	840,741	697,102
Stock-based compensation	433,473	1,752,550	1,777,803	93,834
(Gain) on change of fair value of warrant liability		(50,600)	(51,440)	(25,001)
(Gain) on the sale of equipment	(17,738)
Changes in assets and liabilities:
Accounts receivable	(4,287,860)	(3,209,372)	(584,248)	45,850
Prepaid expenses	60,778	10,020	(13,163)	145,214
Other current assets	1,611	2,564	(232)	(841)
Other assets			10,000	10,000
Accounts payable	1,298,909	2,446,417	3,664,877	(392,152)
Accrued interest on secured note from related party	89,425
Accrued expenses	155,632	40,873	(83,443)	(66,571)
Due to related parties		(5,245)	(10,000)	10,000
Deferred revenue	2,706,139	2,254,170	1,244,813	(673,958)
Assets of discontinued operations	5,676	11,464	11,757	31,979
Net cash used in operating activities	(4,184,594)	661,689	1,622,778	(1,867,552)
Cash Flows From Investing Activities:
Purchase of property and equipment	(129,188)	(534,300)	(576,274)	(234,961)
Proceeds from the sale of equipment	79,053
Net cash (used in) provided by investing activities	(50,135)	(534,300)	(576,274)	(234,961)
Cash Flows From Financing Activities:
Gross proceeds from sale of preferred stock and warrants	899,998			1,536,000
Fees paid in connection with sale of preferred stock and warrants				(36,693)
Payments on notes payable	(487,478)	(80,237)	(108,512)	(110,704)
Gross proceeds from secured note from related party	2,000,000
Gross proceeds loan payable to related party	500,000
Payments on capital leases	(140,371)	(26,186)	(76,527)	(64,243)
Net cash provided by (used in) financing activities	2,772,149	(106,423)	(185,039)	1,324,360
Net (decrease) increase in cash	(1,462,580)	20,966	861,465	(778,153)
Cash - beginning of the period	3,431,001	2,569,536	2,569,536	3,347,689
Cash - end of the period	1,968,421	2,590,502	3,431,001	2,569,536
Supplemental Disclosures of Cash Flow Information
Cash payments for interest	31,770	$ 29,669	42,512	37,572
Non cash financing activities:
Accrued interest on loan payable			207	$ 1,921
Fair value of warrant liability whose anti-dilution provisions expired during the period			$ 549,999
Issuance of preferred stock and warrants valued at the amounts owed on secured notes plus accrued interest from related party and loan from related party	$ 2,089,425